PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Municipal Bonds
Alabama 4.4%
Black Belt Energy Gas District,
Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000%	12/01/49	3,575	$3,625,306
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000	10/01/49	1,285	1,303,226
Revenue, Project No. 6, Series B, (Mandatory Put Date 12/01/26)	4.000	10/01/52	2,650	2,685,950
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000	12/01/52	1,820	1,838,010
Revenue, Project No.7, Series C-1, (Mandatory Put Date 12/01/26)	4.000	10/01/52	2,250	2,282,151
Revenue, Series D1, Rfdg, (Mandatory Put Date 06/01/27)(hh)	4.000	07/01/52	500	516,618

Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg, (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	381,701
				12,632,962
Alaska 1.1%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,104,159
City of Valdez, Revenue, Exxonmobil Project, Rfdg, FRDD	0.630(cc)	12/01/29	590	590,000
Northern Tobacco Securitization Corp., Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	1,350	1,435,275
				3,129,434
Arizona 3.6%
Arizona Health Facilities Authority,
Revenue, Banner Health, Series B, (Mandatory Put Date 11/04/26)	1.160	01/01/46	2,000	1,981,090
Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	1.458(c)	01/01/37	2,500	2,491,912

Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	357,532
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400	12/01/35	1,340	1,341,865

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Chandler Industrial Development Authority, (cont’d.)
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000%	06/01/49	1,190	$1,245,134

City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg	5.000	07/01/32	500	512,403
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	300	300,991
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	502,853
Maricopa County Special Health Care District, Series D, GO	5.000	07/01/28	350	395,322
Salt Verde Finance Corp., Revenue, National Gas Utility, Senior Lien	5.250	12/01/26	1,275	1,366,265
				10,495,367
California 4.5%
Bay Area Toll Authority, Revenue, San Francisco Bay Area, Series C, Rfdg, (Mandatory Put Date 04/01/26)	1.360	04/01/56	650	632,786
California Community Choice Financing Authority, Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	1.360	02/01/52	1,000	948,927
California Health Facilities Financing Authority, Revenue, Stanford Health Care, Series A, Rfdg, (Mandatory Put Date 08/15/25)	3.000	08/15/54	1,000	1,015,394
California Infrastructure & Economic Development Bank,
Revenue, J.Paul Getty Trust, Series B-1, Rfdg, (Mandatory Put Date 01/01/24)	0.390	10/01/47	1,000	977,537
Revenue, Sustainability Bond Academy of Sciences, Series B, Rfdg, (Mandatory Put Date 08/01/24)	1.260	08/01/47	2,500	2,506,619

California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	260	260,862
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22(d)	250	150,000
Revenue, Waste Management, Inc. Project, Series A, (Mandatory Put Date 05/01/24)	2.500	11/01/38	1,000	996,214
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	276,633

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California School Finance Authority, (cont’d.)
Revenue, Green Dot Public School Project, Series A, 144A	4.000%	08/01/25	330	$334,981
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	325	330,174

California State Public Works Board, Revenue, Series C, Rfdg(hh)	5.000	08/01/27	1,000	1,107,516
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	226,279
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg (Escrowed to Maturity Date 06/01/25)(ee)	5.000	06/01/25	440	475,206
Revenue, Series A-1, Rfdg (Escrowed to Maturity Date 06/01/27)(ee)	5.000	06/01/27	1,100	1,242,406

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	2.396(c)	11/15/27	700	670,971
Sanger Unified School District, Certificate of Participation, Capital Projects, AGM, Rfdg	5.000	06/01/52	750	758,721
				12,911,226
Colorado 3.2%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	250	251,802
Colorado Health Facilities Authority,
Revenue, CommonSpirit Health, Series A, Rfdg	5.000	08/01/27	1,000	1,079,749
Revenue, CommonSpirit Health, Series A, Rfdg	5.000	08/01/28	375	408,219
Revenue, CommonSpirit Health, Series A-1, Rfdg	5.000	08/01/25	1,120	1,178,876
Revenue, CommonSpirit Health, Series A-2, Rfdg	5.000	08/01/26	390	416,309
Revenue, CommonSpirit Health, Series B-2, (Mandatory Put Date 08/01/26)	5.000	08/01/49	1,330	1,408,493
Revenue, National Jewish Health Project, Rfdg	5.000	01/01/24	315	315,292
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	895	897,654

E-470 Public Highway Authority, Revenue, NATL, Senior Series B, CABS	3.200(s)	09/01/25	1,000	915,838
Park Creek Metropolitan District, Revenue, Senior Ltd. Property Tax, Series A, Rfdg	5.000	12/01/23	1,100	1,141,626

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg	5.000%	07/15/27	500	$534,260
University of Colorado, University Enterprise Revenue, Green Bond Project, Series C-3B, Rfdg, (Mandatory Put Date 10/15/26)	2.000	06/01/51	695	683,297
				9,231,415
Connecticut 0.8%
Connecticut State Health & Educational Facilities Authority, Revenue, Series 2015-A, Rfdg, (Mandatory Put Date 07/12/24)	0.375	07/01/35	1,000	956,713
State of Connecticut,
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	279,928
Series C, GO	5.000	06/15/26	1,055	1,161,993
				2,398,634
Delaware 0.4%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	285	280,219
Delaware Transportation Authority, Revenue, Rfdg	5.000	07/01/28	850	974,322
				1,254,541
District of Columbia 1.8%
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg	5.000	07/01/27	220	230,822
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	145	150,001
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,181,348
Revenue, Series A, AMT, Rfdg	5.000	10/01/26	1,350	1,472,410

Washington Metropolitan Area Transit Authority, Revenue, Green Bond Project, Series A	5.000	07/15/25	1,050	1,136,558
				5,171,139

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida 6.3%
City of Tallahassee,
Revenue, Memorial Health Care, Inc. Project, Series A	5.000%	12/01/23	255	$263,876
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	585,182
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	533,938
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,092,409
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,097,559

County of Lee Airport, Revenue, Series A, AMT, Rfdg	5.000	10/01/28	1,000	1,121,304
Florida Development Finance Corp., Revenue, Brightline Passenger Rail Expansion Project, Series A, (Mandatory Put Date 04/04/23)(hh)	2.900	12/01/56	2,000	2,000,761
Greater Orlando Aviation Authority, Revenue, Series A, AMT	5.000	10/01/24	1,000	1,054,315
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	200	201,104
Special Assessment	4.250	05/01/26	250	248,411
Special Assessment	4.625	05/01/27	500	503,589

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	895	931,758
Orange County Health Facilities Authority,
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg	5.000	10/01/25	1,940	2,081,009
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg	5.000	10/01/26	1,300	1,413,068
Revenue, Orlando Health Care, Inc., Series A, Rfdg	5.000	10/01/23	150	155,292

Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250	10/01/46	2,400	2,016,101
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg	4.000	05/01/26	220	230,026
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,400	1,444,037
Special Assessment, Revenue, Rfdg	4.000	05/01/25	865	901,589
Special Assessment, Revenue, Rfdg	4.000	05/01/26	260	270,687

Village Community Development District No. 12, Special Assessment, Revenue, 144A	3.250	05/01/23	70	70,441
				18,216,456

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 6.0%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250%	10/01/32	250	$248,864
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	972,987
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/03/25)	3.250	11/01/45	500	501,663
City of Atlanta Department of Aviation,
Revenue, Series B, AMT	5.000	07/01/24	340	357,161
Revenue, Series B, AMT, Rfdg	5.000	07/01/28	500	558,742
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	1.461(c)	04/01/48	1,300	1,295,254
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000	08/01/49	4,080	4,244,029
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	1,890	1,925,060
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000	05/01/52	1,050	1,065,838
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	2,080	2,119,071
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,200	1,346,065
Revenue, Combined Cycle Project, Series A, Rfdg	4.000	11/01/24	1,080	1,114,668
Revenue, Project No. 1, Sub-Bonds, Series A, Rfdg	5.000	01/01/26	585	625,223

Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design Projects	5.000	04/01/27	800	879,450
				17,254,075
Hawaii 0.4%
City & County of Honolulu, Series A, GO, Rfdg(hh)	5.000	11/01/26	1,000	1,099,091
Idaho 0.3%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg	2.750	10/01/24	1,000	996,375
Illinois 14.2%
Chicago O’Hare International Airport,
Revenue, General Senior Lien, Series C, Rfdg, AMT	5.500	01/01/34	2,700	2,733,132
Revenue, Series A, AMT, Rfdg	5.000	01/01/26	985	1,040,077
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	203,267

Chicago Transit Authority Capital Grant Receipts, Revenue, Section 5307, Rfdg	5.000	06/01/28	1,000	1,107,221

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
City of Chicago,
Series 2003-B, GO, Rfdg (Escrowed to Maturity Date 01/01/23)(ee)	5.000%	01/01/23	370	$376,182
Series A, GO, Rfdg	5.000	01/01/28	1,000	1,064,476
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	616,372
Revenue, Second Lien, Series B, Rfdg	5.000	01/01/23	545	553,786
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	556,614
Revenue, Second Lien Project, Rfdg	5.000	11/01/27	135	136,198
Revenue, Second Lien, Rfdg	4.000	11/01/24	280	281,923
Revenue, Second Lien, Rfdg	5.000	11/01/22	915	924,978
County of Cook,
Series A, GO, Rfdg	5.000	11/15/23	1,000	1,040,066
Series A, GO, Rfdg	5.000	11/15/28	450	503,017
Series B, GO, Rfdg	4.000	11/15/27	1,250	1,322,732
Illinois Finance Authority,
Revenue, Advocate Health Care Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,023,186
Revenue, American Water Capital Corp. Project, Rfdg, (Mandatory Put Date 09/01/23)	0.700	05/01/40	600	590,847
Revenue, Northshore University Health System, Series A, Rfdg	5.000	08/15/24	1,000	1,055,667
Revenue, OSF Health Care System, Series B-2, Rfdg, (Mandatory Put Date 11/15/26)	5.000	05/15/50	1,000	1,073,319
Revenue, University of Chicago, Series A, Rfdg	5.000	10/01/25	2,000	2,173,910

Illinois State Toll Highway Authority, Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,620	1,818,710
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/24	2,285	2,387,988
Revenue	5.000	06/01/26	3,250	3,503,901
Revenue	5.000	06/01/28	55	59,091

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500	07/01/25	960	1,043,727
Sales Tax Securitization Corp., Revenue, Second Lien, Series A, Rfdg	5.000	01/01/27	1,000	1,085,679
State of Illinois,
GO	5.000	05/01/23	130	132,623
GO, Rfdg	5.000	08/01/24	515	516,096
Revenue, Build Illinois Bonds, Junior Obligation, Rfdg	5.000	06/15/24	705	724,749
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg	5.000	06/15/27	2,200	2,370,709

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois, (cont’d.)
Revenue, Junior Series D, BAM, Rfdg	5.000%	06/15/25	1,325	$1,403,794
Series A, GO	4.000	01/01/23	360	360,496
Series B, GO, Rfdg	5.000	03/01/25	1,000	1,049,909
Series C, GO, Rfdg	4.000	03/01/24	1,000	1,019,521
Series D, GO	5.000	11/01/23	2,260	2,329,224
Series D, GO	5.000	11/01/26	2,190	2,342,813

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	452,543
				40,978,543
Indiana 1.7%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	502,402
City of Whiting Environmental Facilities, Revenue, BP Products, AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	1,000	1,075,617
Indiana Finance Authority,
Revenue, Green Bond Project, Series B, Rfdg	5.000	02/01/24	1,200	1,259,166
Revenue, Indiana University Health, Inc., Series A, Rfdg	5.000	12/01/25	1,195	1,299,916
Revenue, Power & Light Co. Project, Series A, Rfdg	1.400	08/01/29	1,000	831,809
				4,968,910
Iowa 0.8%
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	2,120	2,223,415
Kentucky 0.8%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg, (Mandatory Put Date 09/01/27)	1.300	09/01/44	750	661,306
Kentucky Public Energy Authority, Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,560	1,582,164
				2,243,470
Louisiana 1.3%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	101,431

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)
City of New Orleans, (cont’d.)
GO, Rfdg	5.000%	12/01/23	150	$155,955
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	307,881
Revenue	5.000	06/01/24	200	209,553

Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	495,030
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation Project, Series B, Rfdg, (Mandatory Put Date 05/15/25)	5.000	05/15/50	1,065	1,133,881
Parish of St. John the Baptist, Revenue, Marathon Oil Corp. Project, Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	195,438
State of Louisiana, Grant Anticipation Revenue Vehicle	5.000	09/01/23	1,000	1,036,767
				3,635,936
Maryland 0.9%
Maryland Economic Development Corp., Revenue, Transportation Facilities Project, Series A, Rfdg	5.000	06/01/24	350	368,613
Maryland State Transportation Authority, Revenue, Series A, Rfdg	5.000	07/01/28	1,115	1,270,296
State of Maryland Department of Transportation, Revenue, Series 2022-B, Rfdg(hh)	5.000	12/01/27	1,000	1,100,298
				2,739,207
Massachusetts 0.3%
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000	07/01/29	665	743,029
Michigan 1.4%
Michigan Finance Authority,
Revenue, Local Government Loan Program, NATL, Series D-6, Rfdg	5.000	07/01/25	320	335,599
Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	400,039
Revenue, Senior Series A, Class 1, Rfdg	4.000	06/01/23	100	101,458
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/27	500	539,359

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Michigan Finance Authority, (cont’d.)
Revenue, Senior Series A, Class 1, Rfdg	5.000%	06/01/28	610	$659,939
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/29	500	538,279

Michigan Strategic Fund, Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000	10/01/61	1,500	1,495,962
				4,070,635
Minnesota 0.4%
Minnesota Municipal Gas Agency, Revenue, Series A, (Mandatory Put Date 12/01/27)	4.000	12/01/52	1,000	1,022,742
Mississippi 0.3%
County of Warren, Revenue, International Paper Co. Project, Rfdg, (Mandatory Put Date 09/01/23)	2.900	09/01/32	250	251,206
Mississippi Business Finance Corp., Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	489,570
				740,776
Missouri 1.2%
Health & Educational Facilities Authority of the State of Missouri,
Revenue, BJC Health System, Series B, Rfdg, (Mandatory Put Date 05/01/26)	4.000	05/01/51	1,605	1,694,359
Revenue, BJC Health System, Series C, Rfdg, (Mandatory Put Date 05/01/28)	5.000	05/01/52	500	560,895

Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,098,152
				3,353,406
Nebraska 0.5%
Central Plains Energy Project, Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000	03/01/50	1,275	1,314,749

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nevada 0.4%
County of Clark Department of Aviation, Revenue, Sub-Series B, AMT, Rfdg	5.000%	07/01/27	1,000	$1,090,347
New Jersey 7.1%
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series A, Rfdg	1.000	06/01/23	1,375	1,359,522
Revenue, American Water Co. Inc. Project, Series B, AMT, Rfdg, (Mandatory Put Date 06/01/23)	1.200	11/01/34	500	494,467
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg	0.850	12/01/25	600	556,029
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	455	466,327
Revenue, State Appropriation, Series XX, Rfdg	5.000	06/15/24	420	438,840
New Jersey Health Care Facilities Financing Authority,
Revenue, AHS Hospital Corp., Rfdg	5.000	07/01/24	400	422,366
Revenue, Hackensack Meridian Health, Series A, Rfdg	5.000	07/01/25	540	579,308
Revenue, RWJ Barnabas Health Obligation Group, Series A, Rfdg	5.000	07/01/27	450	492,344
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	511,688

New Jersey Higher Education Student Assistance Authority, Revenue, Senior Series A, Rfdg	5.000	12/01/24	400	421,040
New Jersey Transportation Trust Fund Authority,
Revenue, Series AA, Rfdg	5.000	06/15/27	800	857,132
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	300,714
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/26	500	534,099
New Jersey Turnpike Authority,
Revenue, Series A	5.000	01/01/27	605	637,940
Revenue, Series D, Rfdg	5.000	01/01/28	1,100	1,198,269
Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	1.443(c)	01/01/24	1,000	1,013,366

State of New Jersey, COVID-19, Emergency Bonds, Series A, GO	5.000	06/01/26	5,200	5,643,139
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	1,895	2,009,152
Revenue, Series A, Rfdg	5.000	06/01/27	2,315	2,497,648
				20,433,390
New Mexico 0.4%
City of Farmington, Revenue, 4 Corners Project, Rfdg	1.800	04/01/29	1,500	1,308,796

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 4.6%
City of New York, Fiscal 2015, Sub-Series F-4, GO, (Mandatory Put Date 12/01/25)	5.000%	06/01/44	2,000	$2,151,267
Long Island Power Authority, Revenue, Series B, Rfdg, (Mandatory Put Date 09/01/26)	1.500	09/01/51	2,000	1,926,027
Metropolitan Transportation Authority,
Revenue, Series B	5.000	11/15/22	395	399,148
Revenue, Series F, Rfdg	5.000	11/15/24	1,125	1,182,093

New York City Industrial Development Agency, Revenue, Queens Baseball Stadium Project, Series A, AGM, Rfdg	5.000	01/01/28	1,000	1,095,827
New York City Water & Sewer System, Revenue	5.000	06/15/28	750	835,097
New York State Dormitory Authority,
Revenue, Memorial Sloan Kettering Cancer Center, Series 1, Rfdg	5.000	07/01/24	230	243,105
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	845	889,234
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	895	941,852

New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg	5.000	12/01/25	200	211,858
Port Authority of New York & New Jersey, Revenue, Series 226, AMT, Rfdg	5.000	10/15/27	650	718,441
Triborough Bridge & Tunnel Authority,
Revenue, Senior Lien, Sub-Series B-2, Rfdg, (Mandatory Put Date 05/15/26)	5.000	05/15/50	1,000	1,096,218
Revenue, Series A-2, Rfdg, (Mandatory Put Date 05/15/26)	2.000	05/15/45	1,000	985,287
TSASC, Inc.,
Revenue, Series A, Rfdg	5.000	06/01/24	375	389,376
Revenue, Series A, Rfdg	5.000	06/01/25	100	105,306
				13,170,136
North Carolina 1.0%
Charlotte-Mecklenburg Hospital Authority, Revenue, Atriumn Health, Series B, (Mandatory Put Date 12/02/24)	5.000	01/15/50	1,000	1,062,912
North Carolina Turnpike Authority, Revenue, BANS	5.000	02/01/24	1,660	1,728,009
				2,790,921

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
North Dakota 0.2%
Cass County Joint Water Resource District, Series A, GO	0.480%	05/01/24	555	$529,165
Ohio 3.8%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg	5.000	11/15/27	185	198,649
American Municipal Power, Inc., Revenue, Prairie State Energy, Series A, Rfdg	5.000	02/15/39	2,000	2,049,581
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	1,620	1,753,335
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,185,342
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	726,638

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	300	315,558
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	460,047
Revenue, Duke Energy Corp. Project, Series A, Rfdg, AMT, (Mandatory Put Date 06/01/27)	4.250	11/01/39	2,000	2,045,835
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375	02/01/26	750	709,261

Ohio Turnpike & Infrastructure Commission, Revenue, Junior Lien Infrastructure Projects, Series A, Rfdg, (hh)	5.000	02/15/25	500	527,697
State of Ohio, Common Schools, Series C, GO, Rfdg	5.000	03/15/27	1,000	1,118,530
				11,090,473
Oklahoma 0.8%
Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	492,909
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	799,405
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,077,919
				2,370,233

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 5.3%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg	3.750%	10/01/24	205	$205,823
Revenue, Renaissance Academy Charter School, Rfdg	5.000	10/01/34	355	358,635

City of Philadelphia Airport, Revenue, Private Activity, AMT, Rfdg	5.000	07/01/27	1,125	1,229,357
Commonwealth Financing Authority,
Revenue, Tobacco Master Settlement Payment	5.000	06/01/24	1,980	2,081,919
Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,160	1,238,565
Commonwealth of Pennsylvania,
Certificate of Participation, Series A, Rfdg	5.000	07/01/26	500	542,277
First Series, GO, Rfdg	5.000	08/15/25	1,235	1,335,893

Delaware River Joint Toll Bridge Commission, Revenue, Bridge System, Series B, Rfdg	5.000	07/01/28	305	346,519
Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	750	851,726
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Communities Project, Rfdg	5.000	12/01/23	500	516,343
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	1,000	1,082,655
Pennsylvania Economic Development Financing Authority, Revenue, Waste Management Inc., Project, Series B, AMT, Rfdg, (Mandatory Put Date 11/02/26)	1.100	06/01/31	1,250	1,102,391
Pennsylvania Higher Educational Facilities Authority, Revenue, University of Pennsylvania Health System, Rfdg	5.000	08/15/26	1,185	1,289,277
Pennsylvania Turnpike Commission, Revenue, Series A-2, Rfdg	5.000	12/01/26	1,515	1,677,109
Philadelphia Gas Works Co., Revenue, Rfdg	5.000	08/01/25	420	449,743
University of Pittsburgh of the Commonwealth System of Higher Education, Revenue, Rfdg	4.000	04/15/26	820	862,281
				15,170,513

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 1.6%
Commonwealth of Puerto Rico, Restructured, Series A, GO, CABS	0.247%(s)	07/01/24	4,735	$4,381,018
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABS	2.534(s)	07/01/24	324	301,129
				4,682,147
Rhode Island 1.1%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/23	790	808,982
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	2,022,416
Revenue, Series A, Rfdg	5.000	06/01/28	240	249,321
				3,080,719
South Carolina 0.8%
County of Richland, Revenue, International Paper Co. Project, Series A, Rfdg	3.875	04/01/23	1,115	1,123,162
South Carolina Public Service Authority,
Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg	4.000	12/01/29	619	643,421
Revenue, Series C, Rfdg	5.000	12/01/24	610	642,655
				2,409,238
Tennessee 0.9%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000	07/01/25	500	532,057
Tennergy Corp., Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000	12/01/51	2,000	2,014,961
				2,547,018
Texas 9.9%
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	506,450
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	619,107
Revenue, Senior Lien, Series D, Rfdg	5.000	01/01/28	1,000	1,088,594
Revenue, Series C	5.000	01/01/27	690	735,696
Revenue, Sub-Series F, BANS	5.000	01/01/25	680	714,138

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

City of Dallas Hotel Occupancy, Tax Revenue, Rfdg	4.000%	08/15/28	1,025	$1,067,934
City of Houston Airport System,
Revenue, Sub-Lien, Series A, AMT, Rfdg, (Pre-refunded Date 07/01/22)(ee)	5.000	07/01/32	1,000	1,000,000
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,063,705
City of San Antonio Electric & Gas Systems,
Revenue, Junior Lien, Rfdg, (Mandatory Put Date 12/01/27)	2.000	02/01/49	1,500	1,451,604
Revenue, Junior Lien, Series B, Rfdg	3.000	02/01/29	1,000	1,009,631

Clear Creek Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280	02/15/38	1,000	961,372
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	90	90,259
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	624,661
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	227,065
Dallas Fort Worth International Airport,
Revenue, Series A, Rfdg	5.000	11/01/25	1,030	1,110,233
Revenue, Series B, Rfdg	5.000	11/01/26	1,425	1,560,807
Decatur Hospital Authority,
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/22	150	150,689
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/23	150	153,932
Gulf Coast Authority,
Revenue, Exxonmobil Project, FRDD	0.670(cc)	12/01/25	500	500,000
Revenue, Exxonmobil Project, Series A, FRDD	0.660(cc)	06/01/30	3,045	3,045,000
Revenue, Exxonmobil Project, Series B, FRDD	0.660(cc)	06/01/25	1,500	1,500,000

Harris County Cultural Education Facilities Finance Corp., Revenue, Baylor College of Medicine, Series A, Rfdg, (Mandatory Put Date 07/01/24)	1.393	11/15/46	1,000	1,014,036
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	486,968
Lower Colorado River Authority, Revenue, LCRA Transmission Services Corp. Project, Rfdg	5.000	05/15/27	600	663,194
Lower Neches Valley Authority Industrial Development Corp., Revenue, Exxonmobil Project, FRDD	0.630(cc)	11/01/38	595	595,000

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

New Caney Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	1.250%	02/15/50	650	$638,853
North Texas Tollway Authority,
Revenue, First Tier, Series B, Rfdg	5.000	01/01/25	875	932,408
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/26	690	700,464
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/28	340	368,135
Revenue, Series A, Rfdg	5.000	01/01/26	2,050	2,137,976
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resources System, Series A, Rfdg	5.000	02/15/26	365	393,610
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	641,770

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	725	775,619
				28,528,910
Utah 1.1%
Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/22	360	360,034
Revenue, Series A, AMT	5.000	07/01/23	535	549,750
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,253,095
Revenue, Series A, AMT	5.000	07/01/28	375	404,618
Revenue, Series A, AMT	5.000	07/01/28	580	637,291
				3,204,788
Virginia 0.4%
Virginia Small Business Financing Authority,
Revenue, Elizabeth River Crossings Project, Senior Lien	4.250	07/01/22	225	225,018
Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg(hh)	4.000	01/01/30	750	762,839

Wise County Industrial Development Authority, Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200	11/01/40	250	244,009
				1,231,866

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington 2.3%
City of Seattle Municipal Light & Power, Revenue, Series B, Rfdg, (Mandatory Put Date 11/01/26)	1.160%	05/01/45	500	$506,068
Energy Northwest, Revenue, Project No. 1, Series A, Rfdg	5.000	07/01/26	1,300	1,432,067
Port of Seattle,
Revenue, Intermediate Lein Private Activity, Series C, AMT, Rfdg	5.000	08/01/28	1,500	1,638,767
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,093,939

University of Washington, Revenue, Series C, Rfdg	5.000	04/01/26	1,500	1,643,506
Washington Health Care Facilities Authority, Revenue, Overlake Hospital Medical Center, Series B, Rfdg	5.000	07/01/28	375	412,306
				6,726,653
West Virginia 0.8%
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Amos Project, Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	995,908
Revenue, Appalachian Power Co. Project, Series A, Rfdg, (Mandatory Put Date 12/01/25)	0.625	12/01/38	1,500	1,382,201
				2,378,109
Wisconsin 0.4%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000	06/01/23	500	506,161
Revenue, Trips Obligation Group, Senior Series E, Rfdg	5.000	07/01/23	355	355,658

Wisconsin Health & Educational Facilities Authority, Revenue, Children’s Hospital of Wisconsin, Rfdg	5.000	08/15/27	335	370,110
				1,231,929

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wyoming 0.3%
County of Lincoln, Revenue, Exxonmobil Project, Rfdg, AMT, FRDD	0.670%(cc)	10/01/44	800	$800,000

TOTAL INVESTMENTS 99.8% (cost $299,994,103)				287,600,884
Other assets in excess of liabilities(z) 0.2%				589,362

Net Assets 100.0%				$288,190,246

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Futures contracts outstanding at June 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
11	10 Year U.S. Treasury Notes	Sep. 2022	$1,303,844	$11,321
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).